NON-CONTROLLING INTEREST	13 Months Ended
Dec. 31, 2021
NON-CONTROLLING INTEREST
Non-controlling Interest

18. NON-CONTROLLING INTEREST

On March 16, 2021, the Company acquired all the issued and outstanding common shares of Reciprocity (see Note 4(b)) which holds a 40% interest in Biblos. Subsequent to December 31, 2021, the Company entered into an agreement to sell it’s 40% interest in Biblos (see Note 11).

The following summarizes the changes in non-controlling interest in Biblos for the thirteen months ended December 31, 2021:

Balance, December 1, 2020	$-
Non-controlling interest acquired on acquisiton of Reciprocity	(71,921)
Share of profit for the period	(40,901)

Balance, December 31, 2021	$(112,822)

The following summarizes the information relating to Biblos and related non-controlling interest, before any intercompany eliminations:

NCI percentage	60%

Current assets	$198,920
Non-current assets	803
Current liabilities	(388,920)
Translation adjustment	1,162

Net Assets	(188,035)

Carrying amount of NCI	$(112,822)

Loss for the period	$(68,168)
Loss allocated to NCI	(40,901)

Cash flows from operating activities	$9,473
Effect of foreign exchange	494

Net change in cash	$9,967